Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Accounts Receivable
Net receivables	$ 16,383	$ 11,938
Gross receivable
Accounts Receivable
Net receivables	27,122	15,413
Reserve for expected credit losses.
Accounts Receivable
Net receivables	$ 10,739	$ 3,475